LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET

3.	LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET

	June 30, 2022	December 31,2021
Furniture and education equipment	$35,254	$22,731
Computer equipment and software	55,289	72,718
Leasehold improvements	75,424	79,511
	$165,967	$174,960
Less: accumulated depreciation	(148,147)	(144,563)
	$17,820	$30,397

Depreciation expense for the six months ended June 30, 2022 and 2021 was $11,334 and $26,014, respectively. The Company did not record any long-lived asset impairment losses during the six months ended June 30, 2022 and the year ended December 31, 2021.

3.	LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET
	2020	2019
Furniture and education equipment	$13,703	$27,125
Computer equipment and software	70,586	46,120
Leasehold improvements	70,811	83,413
	$155,100	$156,658
Less: accumulated depreciation	(101,124)	(56,001)
	$53,976	$100,656

Depreciation expense for the years ended December 31, 2020 and 2019 was $39,051 and $37,087, respectively.